PROPERTY AND EQUIPMENT	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 8 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of December 31, 2021 and 2020:

	2021			2020
		Accumulated	Carrying		Accumulated	Carrying
	Cost	Depreciation	Value	Cost	Depreciation	Value
Land	$1,486,718	$—	$1,486,718	$1,486,718	$—	$1,486,718
Buildings	4,401,241	(989,085)	3,412,156	4,625,408	(674,781)	3,950,627
Leasehold property	4,261,623	(2,770,810)	1,490,813	4,251,845	(2,596,718)	1,655,127
Plant and machinery	136,692	(87,050)	49,642	164,137	(79,453)	84,684
Furniture and fixtures	537,964	(330,476)	207,488	466,277	(276,904)	189,373
Motor vehicles	320,103	(281,587)	38,516	341,906	(248,580)	93,326
Office equipment	26,287	(19,528)	6,759	23,599	(13,164)	10,435
IT equipment	113,790	(88,274)	25,516	113,790	(80,800)	32,990
Computer Software	4,456	(4,456)	—	4,456	(4,456)	—
Spa equipment, curtains, crockery, glassware and linen	255,434	(196,926)	58,508	255,434	(161,724)	93,710
	$11,554,308	$(4,768,192)	$6,776,116	$11,733,570	$(4,136,580)	$7,596,990

Reconciliation of property and equipment — 2021

	Opening						Closing
	Balance	Additions	Disposals	Translation	Reclass	Depreciation	Balance
Land	1,486,718	—	—			—	1,486,718
Buildings	3,950,627		—	(215,291)		(323,180)	3,412,156
Leasehold Property	1,655,129		—	9,777	—	(174,093)	1,490,813
Plant & Machinery	84,685	9,981	—	(37,427)		(7,597)	49,642
Furniture and Fixtures	189,372	65,128	—	6,558		(53,570)	207,488
Motor Vehicles	93,325	—	—	(21,803)		(33,006)	38,516
Office Equipment	10,435	2,688	—	—		(6,364)	6,759
IT Equipment	32,989	—	—	—		(7,473)	25,516
Spa Equipment, curtains, crockery, glassware and linen	93,710	—	—			(35,202)	58,508
	$7,596,990	$77,797	$—	$(258,186)	$—	$(640,485)	$6,776,116

Reconciliation of property and equipment — 2020

	Opening						Closing
	Balance	Additions	Disposals	Translation	Reclass	Depreciation	Balance
Land	1,486,718	—	—			—	1,486,718
Buildings	3,430,545	490,961	—	359,867		(330,746)	3,950,627
Leasehold Property	1,018,894	54,250	—	(1,579)	825,307	(241,743)	1,655,129
Plant & Machinery	95,919	—	—	(3,291)		(7,944)	84,684
Furniture and Fixtures	231,452	39,739	(24,033)			(57,785)	189,373
Motor Vehicles	135,850	—	—	(13,734)		(28,336)	93,780
Office Equipment	12,791	3,893	(1,203)	(2,751)		(2,295)	10,435
IT Equipment	42,440	—	—	(341)		(9,564)	32,535
Construction in progress	825,307	—	—		(825,307)	—	—
Spa Equipment, curtains, crockery, glassware and linen	119,496	—	—	(1,661)		(24,126)	93,709
	$7,399,412	$588,843	$(25,236)	$336,510	$—	$(702,539)	$7,596,990

NOTE 8 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of December 31, 2020 and 2019:

	2020			2019
		As restated	Carrying
	Cost	Accumulated	Value		Accumulated	Carrying
	As restated	Depreciation	As restated	Cost	Depreciation	Value
Land	$1,486,718	$—	$1,486,718	$1,486,718	$—	$1,486,718
Buildings, as restated	4,625,408	(674,781)	3,950,627	3,774,580	(344,035)	3,430,545
Leasehold property	4,251,845	(2,596,718)	1,655,127	3,373,869	(2,354,975)	1,018,894
Plant and machinery	164,137	(79,453)	84,684	167,428	(71,509)	95,919
Furniture and fixtures	466,277	(276,904)	189,373	450,618	(219,166)	231,452
Motor vehicles	341,906	(248,580)	93,326	356,094	(220,244)	135,850
Office equipment	23,599	(13,164)	10,435	23,700	(10,909)	12,791
IT equipment	113,790	(80,800)	32,990	113,630	(71,190)	42,440
Computer Software	4,456	(4,456)	—	4,456	(4,456)	—
Construction in progress	—	—	—	825,307	—	825,307
Spa equipment, curtains, crockery, glassware and linen.	255,434	(161,724)	93,710	257,094	(137,598)	119,496
	$11,733,570	$(4,136,580)	$7,596,990	$10,833,494	$(3,434,082)	$7,399,412

Reconciliation of property and equipment — 2020

	Opening						Closing
	Balance	Additions	Disposals	Translation	Reclass	Depreciation	Balance As restated
Land	1,486,718	—	—			—	1,486,718
Buildings, as restated	3,430,545	490,961	—	359,867		(330,746)	3,950,627
Leasehold Property	1,018,894	54,250	—	(1,579)	825,307	(241,743)	1,655,129
Plant & Machinery	95,919	—	—	(3,291)		(7,944)	84,684
Furniture and Fixtures	231,452	39,739	(24,033)			(57,785)	189,373
Motor Vehicles	135,850	—	—	(13,734)		(28,336)	93,780
Office Equipment	12,791	3,893	(1,203)	(2,751)		(2,295)	10,435
IT Equipment	42,440	—	—	(341)		(9,564)	32,535
Construction in progress	825,307	—	—		(825,307)	—	—
Spa Equipment, curtains, crockery, glassware and linen	119,496	—	—	(1,661)		(24,126)	93,709
	$7,399,412	$588,843	$(25,236)	$336,510	$—	$(702,539)	$7,596,990

Reconciliation of property and equipment — 2019

	Opening						Closing
	Balance	Additions	Disposals	Translation	Revaluation	Depreciation	Balance
Land	1,486,453	265	—		—	—	1,486,718
Buildings	3,448,091	147,815	—			(165,361)	3,430,545
Leasehold Property	832,002	706,146	—			(519,254)	1,018,894
Plant & Machinery	13,390	93,074	(3,309)			(7,236)	95,919
Furniture and Fixtures	239,759	14,372	—			(22,679)	231,452
Motor Vehicles	74,055	70,791	—			(8,996)	135,850
Office Equipment	1,359	16,658	(214)			(5,012)	12,791
IT Equipment	36,015	18,682	—			(12,257)	42,440
Construction in progress	—	825,307	—			—	825,307
Spa Equipment, curtains, crockery, glassware and linen	130,301	8,928	(22)			(19,711)	119,496
	$6,261,425	$1,902,038	$(3,545)	$—	$—	$(760,506)	$7,399,412